MERRILL LYNCH
ASSET GROWTH
FUND, INC.




FUND LOGO





Semi-Annual Report

February 28, 1999




Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the propectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.






Merrill Lynch Asset
Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH ASSET GROWTH FUND, INC.


Worldwide
Investments as of
February 28, 1999


Breakdown of
Stocks & Fixed-Income                   Percent of
Securities by Country                   Net Assets++

United States                              57.8%
United Kingdom                              8.9
Japan                                       7.2
France                                      4.6
Sweden                                      3.8
Germany                                     3.6
Spain                                       3.0
Finland                                     2.7
Italy                                       1.5
Netherlands                                 1.4
Switzerland                                 1.1
Canada                                      0.7
Ireland                                     0.6
Austria                                     0.3
New Zealand                                 0.2
Singapore                                   0.2
Norway                                      0.2
South Korea                                 0.1
Denmark                                     0.1
                                          ------
Total                                      98.0%
                                          ======

[FN]
++Total may not equal 100%.



Ten Largest Industries                 Percent of
(Equity Investments)                   Net Assets

Telecommunications                          8.7%
Banking                                     4.7
Insurance                                   4.4
Electronics                                 3.6
Pharmaceuticals                             3.5
Retail-Stores                               3.0
Broadcasting/Cable                          2.7
Software-Computer                           2.0
Computer Services/Software                  2.0
Automobiles                                 2.0



                              Country    Percent
Ten Largest Holdings            of        of Net
(Equity Investments)           Origin     Assets

Providian Financial
 Corporation                     US         1.7%
Microsoft Corporation            US         1.6
Ameritech Corporation            US         1.5
Tele-Communications,
 Inc. (Class A)                  US         1.4
Intel Corporation                US         1.4
The Dial Corporation             US         1.4
Bristol-Myers Squibb
 Company                         US         1.4
GTE Corporation                  US         1.4
MCI WorldCom Inc.                US         1.3
Tele-Communications
 TCI Ventures Group
 (Class A)                       US         1.3



Merrill Lynch Asset Growth Fund, Inc., February 28, 1999



DEAR SHAREHOLDER

Investor attitudes shifted markedly during the quarter ended February 28, 1999. The US economy demonstrated surprising strength as 1998 drew to a close. As 1999 began, forecasts of a possible slowdown gave way to increasing expectations that the US economy could overheat. As a result, US long-term bond yields backed up to mid-summer 1998 levels as investors increasingly anticipated monetary policy tightening by the Federal Reserve Board. However, shortly after the February quarter's close, investor confidence returned as weaker-than-expected US employment statistics suggested that inflationary pressures would continue to be contained and that the central bank would not make major adjustments to its monetary policy.

As 1999 unfolds, investor focus is likely to remain on the prospects for the US economy. For the health of the global economy overall, the ongoing recession in Japan is of great concern. At the same time, the difficulties in emerging economies such as Russia and Brazil remain. Progress in easing strains within the global financial system--combined with continued evidence of non-inflationary economic growth--would likely provide an important element of stability to the financial markets.

Portfolio Matters
As of February 28, 1999, the Fund's asset allocation was: US stocks, 56% of net assets; foreign stocks, 37%; US bonds, 2%; foreign bonds, 3%; and cash reserves, 2%.

During the three months ended February 28, 1999, we continued to shift assets away from fixed-income securities and money market instruments in favor of common stocks. We increased the Fund's allocation to US equities from 49% of net assets to 56% during the February quarter. Technology remained the largest sector represented among our US equity position, reflecting the continuing high degree of earnings visibility for the group. New commitments in this area included Lucent Technologies Inc. Other sectors with significant representation included healthcare, with newly established positions in Pfizer Inc. and American Home Products Corporation; consumer staples, including a new commitment in Philip Morris Companies Inc.; and finance.

We enlarged our foreign equity representation from 29% of net assets to 37% during the three months ended February 28, 1999. We accomplished this largely through the expansion of the Fund's Japanese equity representation. We are becoming increasingly optimistic over the upside potential in the Japanese stock market, given evidence of increasingly accommodative monetary policy, some progress toward dealing with the financial crisis, and evidence that a growing number of corporations are undertaking corporate restructuring. In adding to Japanese equities, we are attempting to maintain a balance between export-oriented companies, as exemplified by NEC Corporation and Toyota Motor Corporation, and companies more dependent on the domestic economy, including commitments in banking. We have also reestablished a small position in emerging Asian markets through a position in Samsung Electronics. European equities remained the largest regional commitment among the foreign equity holdings with significant positions remaining in telecommunications, telecommunications equipment, food, healthcare and financials.

Although we reduced our foreign bond commitment, we established positions in Japan and New Zealand. We took advantage of an increase in yields in Japanese bonds early in 1999 to initiate a commitment in these obligations. The increasingly accommodative monetary policy, which has led to a more positive stance toward Japanese equities, added to the potential for a near-term decline in Japanese bond yields. At the same time, we believed that the shift in monetary policy was likely to lead to a weaker yen; therefore, we reestablished the hedge of Japanese securities back to US dollars. The New Zealand bond commitment reflects the attractive yield of these obligations relative to US fixed-income securities. We maintained a position in German bonds. During the three months ended February 28, 1999, we extended the average duration of our US bond position from 6.3 years to 7 years, taking advantage of rising yields during the quarter.

In Conclusion
We thank you for your investment in Merrill Lynch Asset Growth Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming quarterly report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Thomas R. Robinson)
Thomas R. Robinson
Senior Vice President and
Portfolio Manager



March 30, 1999




After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on Merrill Lynch Asset Growth Fund, Inc.'s Board of Directors. We are pleased to announce that Terry K. Glenn has been elected President and Director of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Directors in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Directors.




PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Merrill Lynch Asset Growth Fund, Inc., February 28, 1999


PERFORMANCE DATA (concluded)


Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/98                        +7.40%         +1.77%
Inception (9/02/94)
through 12/31/98                           +6.83          +5.51

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/98                        +6.26%         +2.26%
Inception (9/02/94)
through 12/31/98                           +5.74          +5.74

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/98                        +6.30%         +5.30%
Inception (10/21/94)
through 12/31/98                           +6.31          +6.31

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/98                        +7.14%         +1.52%
Inception (10/21/94)
through 12/31/98                           +7.16          +5.80

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Recent
Performance
Results*
                                                              12 Month       3 Month     Since Inception
                                                            Total Return   Total Return    Total Return
ML Asset Growth Fund, Inc. Class A Shares                       +1.05%        +3.94%          +30.51%
ML Asset Growth Fund, Inc. Class B Shares                       +0.06         +3.75           +24.70
ML Asset Growth Fund, Inc. Class C Shares                       +0.06         +3.77           +26.54
ML Asset Growth Fund, Inc. Class D Shares                       +0.75         +3.92           +30.94


*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception periods are Class A & Class B Shares, from 9/02/94 to 2/28/99 and Class C & Class D Shares, from 10/21/94 to 2/28/99.


SCHEDULE OF INVESTMENTS                                                                                       (in US dollars)
                                     Shares                                                              Value     Percent of
COUNTRY      Industries               Held            Common Stocks                        Cost        (Note 1a)   Net Assets
Austria      Paper Products             500   Mayr-Melnhof Karton AG                    $    25,314   $    23,815      0.3%

                                              Total Common Stocks in Austria                 25,314        23,815      0.3


Canada       Computer Graphics          800 ++ATI Technologies Inc.                          12,531        11,038      0.2

             Telecommunications       1,150   Teleglobe Inc.                                 32,390        36,081      0.5

                                              Total Common Stocks in Canada                  44,921        47,119      0.7


Denmark      Commercial Services        100   ISS International Service System A/S 'B'        6,525         6,173      0.1

                                              Total Common Stocks in Denmark                  6,525         6,173      0.1


Finland      Communications             345   Nokia Oyj 'A'                                  33,583        47,016      0.7
             Equipment

             Diversified              1,900   Amer Group Ltd.                                33,365        28,156      0.4

             Insurance                  900   Sampro Insurance Company PLC 'A'               41,729        29,737      0.4

             Paper & Forest           1,000   UPM-Kymmene Oyj                                24,951        25,961      0.4
             Products

             Pharmaceuticals            920   Orion-Yhtyma OY 'B'                            23,989        18,875      0.3

             Real Estate              5,990 ++Sponda Oyj                                     42,205        33,862      0.5
             Investment Trusts

                                              Total Common Stocks in Finland                199,822       183,607      2.7


France       Electronics                700   Thomson CSF SA                                 26,480        20,747      0.3

             Foods                      185   Danone                                         51,940        46,078      0.7

             Information                 50   Cap Gemini SA                                   7,627         8,644      0.1
             Processing

             Insurance                  215   Axa                                            23,956        28,037      0.4

             Oil--Related               435   Elf Aquitaine SA                               53,180        45,362      0.7

             Reinsurance                723   SCOR SA                                        29,305        37,182      0.5

             Semiconductor Capital      501 ++STMicroelectronics NV (NY Registered
             Equipment                        Shares)                                        35,472        43,775      0.6

             Telecommunications         400   France Telecom SA                              28,066        37,432      0.6

             Utilities--Water           188   Vivendi                                        40,427        49,012      0.7

                                              Total Common Stocks in France                 296,453       316,269      4.6


Germany      Automobiles                485   DaimlerChrysler AG                             42,307        45,333      0.6

             Chemicals                  600   Henkel KGaA (Preferred)                        25,574        48,079      0.7

                                              Total Common Stocks in Germany                 67,881        93,412      1.3


Ireland      Banking                  2,100   Bank of Ireland                                44,433        43,376      0.6

                                              Total Common Stocks in Ireland                 44,433        43,376      0.6


Italy        Publishing               2,800   Mondadori (Arnoldo) Editore SpA                23,578        43,030      0.6

             Telecommunications       5,800   Telecom Italia SpA                             45,088        61,056      0.9

                                              Total Common Stocks in Italy                   68,666       104,086      1.5


Japan        Automobiles                469   Toyota Motor Corporation (ADR)(a)              24,210        24,271      0.4

             Banking                  2,000   The Bank of Tokyo-Mitsubishi, Ltd.             23,496        24,111      0.4
                                      2,000   The Sanwa Bank, Ltd.                           19,659        20,486      0.3
                                      2,000   The Sumitomo Bank, Ltd.                        24,951        24,127      0.4

                                                                                             68,106        68,724      1.1

             Computers                3,000   NEC Corporation                                29,575        30,298      0.4

             Consumer--Electronics    1,000   Matsushita Electric Industrial
                                              Company, Ltd.                                  15,850        16,734      0.2

             Cosmetics/Toiletries     1,000   Kao Corporation                                19,901        19,980      0.3

             Diversified Companies    2,000   Olympus Optical Co., Ltd.                      22,472        21,750      0.3

             Electrical Equipment     4,000   Fujikura Ltd.                                  22,606        21,582      0.3


Merrill Lynch Asset Growth Fund, Inc., February 28, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                     Shares                                                              Value     Percent of
COUNTRY      Industries               Held            Common Stocks                        Cost        (Note 1a)   Net Assets
Japan        Electronics              2,000   Fujitsu Limited                           $    24,035   $    24,954      0.4%
(concluded)                           3,000   Toshiba Corporation                            19,099        18,614      0.3
                                                                                        -----------   -----------    ------
                                                                                             43,134        43,568      0.7

             Insurance                2,000   The Tokio Marine & Fire Insurance Co. Ltd.     21,073        21,413      0.3

             Machine Tools            2,000   Minebea Co., Ltd.                              20,620        19,895      0.3
             & Machinery

             Merchandising            1,000   Marui Co., Ltd.                                19,189        16,355      0.2

             Photography              1,000   Fuji Photo Film                                37,194        36,756      0.5
                                        280   Fuji Photo Film (ADR)(a)                       10,150        10,185      0.2
                                                                                        -----------   -----------    ------
                                                                                             47,344        46,941      0.7

             Retail                     384   Ito-Yokado Co., Ltd. (ADR)(a)                  22,272        22,176      0.3
             Telecommunications           1 ++NTT Mobile Communication Network, Inc.         32,998        40,634      0.6
                                          4   Nippon Telegraph & Telephone
                                              Corporation (NTT)                              34,178        32,980      0.4
                                                                                        -----------   -----------    ------
                                                                                             67,176        73,614      1.0

                                              Total Common Stocks in Japan                  443,528       447,301      6.5


Netherlands  Broadcasting &             240   Wolters Kluwer NV 'A'                          36,667        46,235      0.7
             Publishing

             Electronic Component       160 ++ASM Lithography Holding NV                      6,429         6,577      0.1

             Multi-Industry             600   Unilever NV 'A'                                44,862        43,271      0.6

                                              Total Common Stocks in the Netherlands         87,958        96,083      1.4


Norway       Computer Software        1,300   Merkantildata ASA                               9,939        13,473      0.2

                                              Total Common Stocks in Norway                   9,939        13,473      0.2


Singapore    Electronics Components     360 ++Flextronics International Ltd.                 12,587        13,612      0.2

                                              Total Common Stocks in Singapore               12,587        13,612      0.2


South        Electronics                 90   Samsung Electronics                             6,515         6,346      0.1
Korea
                                              Total Common Stocks in South Korea              6,515         6,346      0.1


Spain        Building Materials       3,100   Uralita, SA                                    42,700        30,830      0.4

             Real Estate              1,400   Metrovacesa, SA                                43,683        36,037      0.5

             Telecommunications       1,000   Telefonica, SA                                 45,827        45,664      0.7

             Utilities--Electric      1,800   Endesa, SA                                     46,988        47,697      0.7

             Venture Capital          3,900 ++Dinamia Capital Privado-Sociedad de
                                              Capital Riesgo, SA                             71,130        49,489      0.7

                                              Total Common Stocks in Spain                  250,328       209,717      3.0


Sweden       Auto & Truck               800   Autoliv, Inc.                                  26,701        30,124      0.4

             Automobile & Equipment     500   Volvo AB 'B'                                   13,941        12,948      0.2

             Automobile Parts         2,500   Haldex AB                                      44,179        34,274      0.5

             Banking                    900   ForeningsSparbanken AB                         11,192        20,564      0.3
                                      4,100   Nordbanken Holding AB                          27,195        24,782      0.4
                                                                                        -----------   -----------    ------
                                                                                             38,387        45,346      0.7

             Diversified Companies      700   Custos AB 'B'                                  18,434        12,881      0.2

             Investment Management    1,700   Bure Investment AB                             14,475        23,824      0.3

             Real Estate              2,200   Castellum AB                                   22,897        22,654      0.3
             Investment Trusts        3,000   Fastighets AB Tornet                           48,453        42,042      0.6
                                                                                        -----------   -----------    ------
                                                                                             71,350        64,696      0.9

             Telecommunications       1,550   Telefonaktiebolaget LM Ericsson (ADR)(a)       38,473        40,300      0.6

                                              Total Common Stocks in Sweden                 265,940       264,393      3.8


Switzerland  Drugs                       25   Novartis (Registered Shares)                   46,746        43,864      0.6

             Telephone Service           80 ++Swisscom AG (Registered Shares)                22,160        31,640      0.5

                                              Total Common Stocks in Switzerland             68,906        75,504      1.1


United       Automobile Parts         7,100   LucasVarity PLC                                22,298        32,242      0.5
Kingdom
             Banking                  3,700   Bank of Scotland                               41,248        53,458      0.8
                                      1,600   HSBC Holdings PLC                              42,778        46,644      0.7
                                      3,000   Lloyds TSB Group PLC                           40,193        42,984      0.6
                                      2,200   National Westminster Bank PLC                  40,089        45,530      0.6
                                                                                        -----------   -----------    ------
                                                                                            164,308       188,616      2.7

             Beverages                4,008   Diageo PLC                                     45,227        44,266      0.7

             Cable Television         1,600 ++TeleWest Communications PLC                     6,196         6,971      0.1
             Services

             Diversified             13,000   Billiton PLC                                   29,828        28,216      0.4

             Drugs                    1,200   Zeneca Group PLC                               49,019        49,899      0.7

             Foods                    4,900   Devro PLC                                      32,782        14,128      0.2

             Metal & Mining           2,600   Rio Tinto PLC (Registered Shares)              31,437        33,671      0.5

             Oil--Integrated          1,200   Shell Transport & Trading Company (ADR)(a)     44,090        40,275      0.6

             Oil--Related             2,400   BP Amoco PLC                                   35,539        34,176      0.5

             Pharmaceuticals          1,400   Glaxo Wellcome PLC                             44,761        44,649      0.6

             Telecommunications         600   British Telecommunications PLC                  9,902        10,389      0.1
                                        600   Cable & Wireless PLC                            9,850         8,203      0.1
                                        500 ++Energis PLC                                    13,640        11,973      0.2
                                      3,600   Vodafone Group PLC                             65,281        66,026      1.0
                                                                                        -----------   -----------    ------
                                                                                             98,673        96,591      1.4

                                              Total Common Stocks in the United Kingdom     604,158       613,700      8.9


United       Aerospace & Defense        300   United Technologies Corporation                25,926        37,163      0.5
States
             Automobiles              1,100 ++Delphi Automotive Systems Corporation          18,700        20,281      0.3
                                        500   General Motors Corporation                     41,440        41,281      0.6
                                        344   Honda Motor Co., Ltd. (ADR)(a)                 24,900        26,101      0.4
                                                                                        -----------   -----------    ------
                                                                                             85,040        87,663      1.3

             Automobile Parts           200   Federal-Mogul Corporation                      11,733         9,838      0.1

             Automobile Rental        1,650 ++Avis Rent A Car, Inc.                          39,913        37,847      0.6
             & Leasing                  350   The Hertz Corporation (Class A)                14,062        13,934      0.2
                                                                                        -----------   -----------    ------
                                                                                             53,975        51,781      0.8

             Banking                    615   BankAmerica Corporation                        34,298        40,167      0.6
                                      1,060   Mellon Bank Corporation                        66,458        71,683      1.0
                                                                                        -----------   -----------    ------
                                                                                            100,756       111,850      1.6


Merrill Lynch Asset Growth Fund, Inc., February 28, 1999


SCHEDULE OF INVESTMENTS (continued)                                                                           (in US dollars)
                                     Shares                                                              Value     Percent of
COUNTRY      Industries               Held            Common Stocks                        Cost        (Note 1a)   Net Assets
United       Beverages                1,550   PepsiCo, Inc.                             $    53,862   $    58,319      0.8%
States
(continued)  Broadcasting/Cable       1,550 ++Tele-Communications, Inc. (Class A)            48,636        97,359      1.4
                                      3,150 ++Tele-Communications TCI Ventures
                                              Group (Class A)                                44,838        86,822      1.3
                                                                                        -----------   -----------    ------
                                                                                             93,474       184,181      2.7

             Building Products          700 ++American Tower Corporation (Class A)           17,500        18,769      0.3

             Business Services          400 ++Oracle Corporation                             23,537        22,325      0.3

             Capital Equipment          200   Eaton Corporation                              13,473        13,875      0.2

             Chemicals                  500   E.I. du Pont de Nemours and Company            31,093        25,656      0.4

             Computer Services/         400 ++America Online, Inc.                           33,378        35,575      0.5
             Software                   700 ++BMC Software, Inc.                             29,606        28,612      0.4
                                        800 ++Cisco Systems, Inc.                            44,822        78,250      1.1
                                        350   International Business Machines
                                              Corporation                                    43,701        59,500      0.9
                                        750 ++Microsoft Corporation                         108,747       112,547      1.6
                                                                                        -----------   -----------    ------
                                                                                            260,254       314,484      4.5

             Computers                1,700   Compaq Computer Corporation                    57,800        59,925      0.9
                                        350 ++EMC Corporation                                25,334        35,831      0.5
                                         50   Tandy Corporation                               2,759         2,781      0.0
                                                                                        -----------   -----------    ------
                                                                                             85,893        98,537      1.4

             Consumer--Electronics      450 ++Dell Computer Corporation                      27,726        36,028      0.5

             Consumer--Products         825   The Black & Decker Corporation                 36,891        40,219      0.6
                                      3,250   The Dial Corporation                           71,003        94,859      1.4
                                                                                        -----------   -----------    ------
                                                                                            107,894       135,078      2.0

             Cruise Lines             1,410   Royal Caribbean Cruises Ltd.                   35,747        46,530      0.7

             Data Processing            300 ++Keane, Inc.                                    10,542         9,281      0.1

             Drugs                      500 ++Centocor, Inc.                                 19,691        20,625      0.3

             Electrical Equipment     1,200   PECO Energy Company                            42,344        42,525      0.6

             Electronics                500   General Electric Company                       40,701        50,156      0.7
                                        800   Intel Corporation                              93,040        95,950      1.4
                                        450 ++Micron Technology, Inc.                        18,965        25,931      0.4
                                                                                        -----------   -----------    ------
                                                                                            152,706       172,037      2.5

             Entertainment            2,150 ++Premier Parks Inc.                             52,882        62,619      0.9

             Financial Services         500   Associates First Capital Corporation
                                              (Class A)                                      17,522        20,312      0.3
                                      1,800   Heller Financial, Inc.                         47,899        43,538      0.6
                                        450   Morgan Stanley Dean Witter & Co.               40,022        40,725      0.6
                                                                                        -----------   -----------    ------
                                                                                            105,443       104,575      1.5

             Financial Services         500   Household International, Inc.                  20,954        20,313      0.3
             --Consumer

             Food Distribution          850   Nabisco Holdings Corp. (Class A)               31,144        37,719      0.6

             Foods                    1,510 ++Keebler Foods Company                          42,826        58,890      0.9

             Insurance                  950   The Equitable Companies Incorporated           49,508        64,184      0.9
                                      1,160   Providian Financial Corporation                53,239       118,465      1.7
                                      1,050   UNUM Corporation                               42,837        46,988      0.7
                                                                                        -----------   -----------    ------
                                                                                            145,584       229,637      3.3

             Machinery                  400   Case Corporation                               10,399         7,800      0.1
                                      1,700   Ingersoll-Rand Company                         63,386        80,750      1.2
                                                                                        -----------   -----------    ------
                                                                                             73,785        88,550      1.3

             Machinery & Equipment      200   Sundstrand Corporation                         10,290        13,538      0.2

             Manufacturing            1,100   Tyco International Ltd.                        60,462        81,881      1.2

             Medical                    800   Beckman Coulter Inc.                           45,618        38,650      0.6

             Medical Services         1,150 ++HEALTHSOUTH Corporation                        14,206        13,369      0.2

             Medical Technology         550   Johnson & Johnson                              44,104        46,956      0.7

             Metals                     600   Alcoa Inc.                                     23,406        24,300      0.4

             Natural Gas              1,000   Enron Corporation                              47,101        65,000      0.9

             Oil--Integrated            600   Mobil Corporation                              46,627        49,913      0.7

             Oil Services               560   Schlumberger Limited                           37,708        27,195      0.4

             Petroleum                1,650   Unocal Corporation                             57,331        46,509      0.7

             Pharmaceutical             950   American Home Products Corporation             53,469        56,525      0.8
             --Diversified

             Pharmaceuticals            750   Bristol-Myers Squibb Company                   77,591        94,453      1.4
                                        400   Cardinal Health, Inc.                          29,439        28,875      0.4
                                        400   Pfizer Inc.                                    51,420        52,775      0.8
                                                                                        -----------   -----------    ------
                                                                                            158,450       176,103      2.6

             Printing & Publishing      900 ++World Color Press, Inc.                        26,381        22,331      0.3

             Radio & Television       2,750 ++Capstar Broadcasting Corporation (Class A)     52,043        55,516      0.8

             Railroads                2,300   Burlington Northern Santa Fe Corp.             66,527        76,188      1.1

             Retail--Specialty        1,450   Lowe's Companies, Inc.                         52,740        86,003      1.2

             Retail--Stores           1,300   Rite Aid Corporation                           43,923        53,788      0.8
                                      1,250 ++Safeway Inc.                                   51,573        72,188      1.0
                                        950   Wal-Mart Stores, Inc.                          47,602        82,056      1.2
                                                                                        -----------   -----------    ------
                                                                                            143,098       208,032      3.0

             Savings & Loan           2,650   GreenPoint Financial Corp.                     99,492        81,322      1.2
             Associations

             Scientific Equipment       450   Millipore Corporation                          10,430        12,544      0.2

             Semiconductors             900   Motorola, Inc.                                 47,523        63,225      0.9

             Services                   540 ++Quintiles Transnational Corp.                  25,741        23,220      0.3

             Steel                      950 ++Bethlehem Steel Corporation                     9,795         8,372      0.1
                                        300   USX-U.S. Steel Group                            8,204         7,594      0.1
                                                                                        -----------   -----------    ------
                                                                                             17,999        15,966      0.2

             Telecommunications       1,450   GTE Corporation                                77,066        94,069      1.4
                                        200   Lucent Technologies Inc.                       22,375        20,313      0.3
                                      1,100 ++MCI WorldCom Inc.                              50,166        90,750      1.3
                                                                                        -----------   -----------    ------
                                                                                            149,607       205,132      3.0

             Tobacco                    400   Philip Morris Companies Inc.                   18,738        15,650      0.2

             Toys                       500   Mattel, Inc.                                   11,578        13,188      0.2

             Utilities--              1,550   Ameritech Corporation                          76,886       101,331      1.5
             Communication


Merrill Lynch Asset Growth Fund, Inc., February 28, 1999


SCHEDULE OF INVESTMENTS (concluded)                                                                           (in US dollars)
                                     Shares                                                              Value     Percent of
COUNTRY      Industries               Held            Common Stocks                        Cost        (Note 1a)   Net Assets
United       Utilities--Electric        950   Public Service Enterprise Group
States                                        Incorporated                              $    36,904   $    36,100      0.5%
(concluded)
             Utilities--Gas           1,950   El Paso Energy Corporation                     56,236        71,053      1.0

             Waste Management         1,200   Waste Management, Inc.                         53,711        58,650      0.9

                                              Total Common Stocks in the
                                              United States                               3,270,190     3,884,238     56.3


                                              Total Investments in Common Stocks          5,774,064     6,442,224     93.3

                                     Face
                                    Amount         Fixed-Income Securities
Germany      Foreign        E        20,000   BundesObligation, 4.75% due 11/20/2001         24,262        22,808      0.3
             Government              90,000   Bundesrepublik Deutschland, 4.75%
             Obligations                      due 7/04/2008                                 109,596       104,276      1.5
                                     30,000   Deutschland Republic, 4.75% due
                                              7/04/2028                                      35,549        31,966      0.5

                                              Total Fixed-Income Securities in
                                              Germany                                       169,407       159,050      2.3


Japan        Foreign        YEN   6,500,000   Japan-207, 0.90% due 12/22/2008                50,188        49,251      0.7
             Government
             Obligations

                                              Total Fixed-Income Securities in Japan         50,188        49,251      0.7


New          Foreign        NZ$      30,000   Interamerican Development Bank, 5.75%
Zealand      Government                       due 4/15/2004                                  16,124        15,343      0.2
             Obligations

                                              Total Fixed-Income Securities in
                                              New Zealand                                    16,124        15,343      0.2


United       US             US$      90,000   US Treasury Bonds, 6.625% due 2/15/2027       102,209       100,139      1.5
States       Government
             Obligations

                                              Total Fixed-Income Securities in
                                              the United States                             102,209       100,139      1.5

                                              Total Investments in Fixed-Income
                                              Securities                                    337,928       323,783      4.7


             Total Investments                                                          $ 6,111,992     6,766,007     98.0
                                                                                        ===========
             Other Assets Less Liabilities                                                                100,023      1.5

             Unrealized Appreciation on Forward Foreign Exchange Contracts++++                             34,756      0.5
                                                                                                      -----------    ------
             Net Assets                                                                               $ 6,900,786    100.0%
                                                                                                      ===========    ======

          (a)American Depositary Receipts (ADR).
           ++Non-income producing security.
         ++++Forward foreign exchange contracts as of February 28, 1999 were as follows:

                                                              Unrealized
             Foreign                      Expiration         Appreciation
             Currency Sold                   Date             (Note 1b)

             C$            80,000          May 1999            $   657
             Pound        175,000          March 1999            7,180
             Sterling
             NZ$           25,000          March 1999              524
             YEN       65,000,000          April 1999           26,395

             Total Unrealized Appreciation on Forward

             Foreign Exchange Contracts--Net
             (US$ Commitment--$932,114)                       $ 34,756
                                                              ========

             See Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES
                    As of February 28, 1999
Assets:             Investments, at value (identified cost--$6,111,992) (Note 1a)                            $ 6,766,007
                    Unrealized appreciation on forward foreign exchange contracts
                    (Note 1b)                                                                                     34,756
                    Cash                                                                                          76,240
                    Receivables:
                      Securities sold                                                       $    37,951
                      Dividends                                                                   9,937
                      Capital shares sold                                                         7,116
                      Forward foreign exchange contracts (Note 1b)                                6,582
                      Interest                                                                    4,707           66,293
                                                                                            -----------
                    Deferred organization expenses (Note 1f)                                                      22,230
                    Prepaid registration fees and other assets (Note 1f)                                          31,721
                                                                                                             -----------
                    Total assets                                                                               6,997,247
                                                                                                             -----------

Liabilities:        Payables:
                      Securities purchased                                                       27,536
                      Capital shares redeemed                                                     9,050
                      Distributor (Note 2)                                                        4,809           41,395
                                                                                            -----------
                    Accrued expenses and other liabilities                                                        55,066
                                                                                                             -----------
                    Total liabilities                                                                             96,461
                                                                                                             -----------

Net Assets:         Net assets                                                                               $ 6,900,786
                                                                                                             ===========

Net Assets          Class A Shares of Common Stock, $0.10 par value, 100,000,000
Consist of:         shares authorized                                                                        $     5,615
                    Class B Shares of Common Stock, $0.10 par value, 100,000,000
                    shares authorized                                                                             53,917
                    Class C Shares of Common Stock, $0.10 par value, 100,000,000
                    shares authorized                                                                              4,503
                    Class D Shares of Common Stock, $0.10 par value, 100,000,000
                    shares authorized                                                                              2,407
                    Paid-in capital in excess of par                                                           6,120,389
                    Accumulated investment loss--net                                                            (122,359)
                    Undistributed realized capital gains on investments and foreign
                    currency transactions--net                                                                   147,902
                    Unrealized appreciation on investments and foreign currency
                    transactions--net                                                                            688,412
                                                                                                             -----------
                    Net assets                                                                               $ 6,900,786
                                                                                                             ===========

Net Asset Value:    Class A--Based on net assets of $587,734 and 56,154 shares
                    outstanding                                                                              $     10.47
                                                                                                             ===========
                    Class B--Based on net assets of $5,595,211 and 539,167
                    shares outstanding                                                                       $     10.38
                                                                                                             ===========
                    Class C--Based on net assets of $464,571 and 45,034
                    shares outstanding                                                                       $     10.32
                                                                                                             ===========
                    Class D--Based on net assets of $253,270 and 24,068 shares
                    outstanding.                                                                             $     10.52
                                                                                                             ===========

                    See Notes to Financial Statements.


Merrill Lynch Asset Growth Fund, Inc., February 28, 1999


STATEMENT OF OPERATIONS
                    For the Six Months Ended February 28, 1999
Investment          Interest and discount earned                                                             $    52,287
Income              Dividends (net of $541 foreign witholding tax)                                                23,669
(Notes 1d & 1e):                                                                                             -----------
                    Total income                                                                                  75,956
                                                                                                             -----------

Expenses:           Accounting services (Note 2)                                            $    35,247
                    Investment advisory fees (Note 2)                                            30,290
                    Account maintenance and distribution fees--Class B (Note 2)                  28,602
                    Registration fees (Note 1f)                                                  28,590
                    Printing and shareholder reports                                             22,192
                    Professional fees                                                            20,840
                    Custodian fees                                                               19,960
                    Transfer agent fees--Class B (Note 2)                                        12,850
                    Amortization of organization expenses (Note 1f)                               9,629
                    Directors' fees and expenses                                                  5,462
                    Transfer agent fees--Class A (Note 2)                                         3,244
                    Account maintenance and distribution fees--Class C (Note 2)                   2,291
                    Pricing fees                                                                  1,549
                    Transfer agent fees--Class C (Note 2)                                         1,096
                    Transfer agent fees--Class D (Note 2)                                           537
                    Account maintenance fees--Class D (Note 2)                                      320
                    Other                                                                         5,906
                                                                                            -----------
                    Total expenses before reimbursement                                         228,605
                    Reimbursement of expenses (Note 2)                                          (30,290)
                                                                                            -----------
                    Total expenses after reimbursement                                                           198,315
                                                                                                             -----------
                    Investment loss--net                                                                        (122,359)
                                                                                                             -----------

Realized &          Realized gain (loss) from:
Unrealized            Investments--net                                                          356,480
Gain (Loss) on        Foreign currency transactions--net                                       (158,578)         197,902
Investments &                                                                               -----------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net     Investments--net                                                          741,610
(Notes 1b, 1c,        Foreign currency transactions--net                                         61,531          803,141
1e & 3):                                                                                    -----------      -----------
                    Net realized and unrealized gain on investments and
                    foreign currency transactions                                                              1,001,043
                                                                                                             -----------
                    Net Increase in Net Assets Resulting from Operations                                     $   878,684
                                                                                                             ===========

                    See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS
                                                                                              For the
                                                                                             Six Months        For the
                                                                                               Ended          Year Ended
                                                                                            February 28,      August 31,
                    Increase (Decrease) in Net Assets:                                          1999             1998
Operations:         Investment loss--net                                                    $  (122,359)     $   (52,782)
                    Realized gain on investments and foreign currency transactions
                    --net                                                                       197,902          416,672
                    Change in unrealized appreciation/depreciation on investments
                    and foreign currency transactions--net                                      803,141       (1,169,013)
                                                                                            -----------      -----------
                    Net increase (decrease) in net assets resulting from operations             878,684         (805,123)
                                                                                            -----------      -----------

Dividends &         Investment income--net:
Distributions to      Class A                                                                        --          (48,495)
Shareholders          Class B                                                                        --         (143,057)
(Note 1g):            Class C                                                                        --           (9,058)
                      Class D                                                                        --           (7,535)
                    In excess of investment income--net:
                      Class A                                                                        --           (4,472)
                      Class B                                                                        --          (13,192)
                      Class C                                                                        --             (835)
                      Class D                                                                        --             (695)
                    Realized gain on investments--net:
                      Class A                                                                   (14,379)        (228,810)
                      Class B                                                                   (26,308)      (1,043,599)
                      Class C                                                                    (2,164)         (67,660)
                      Class D                                                                    (1,194)         (42,934)
                                                                                            -----------      -----------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                               (44,045)      (1,610,342)
                                                                                            -----------      -----------

Capital Share       Net decrease in net assets derived from capital share
Transactions        transactions                                                             (2,700,781)        (160,026)
(Note 4):                                                                                   -----------      -----------

Net Assets:         Total decrease in net assets                                             (1,866,142)      (2,575,491)
                    Beginning of period                                                       8,766,928       11,342,419
                                                                                            -----------      -----------
                    End of period                                                           $ 6,900,786      $ 8,766,928
                                                                                            ===========      ===========

                    See Notes to Financial Statements.


Merrill Lynch Asset Growth Fund, Inc., February 28, 1999


FINANCIAL HIGHLIGHTS
                                                                                            Class A
                                                                       For the                                   For the
                                                                         Six                                      Period
The following per share data and ratios have been derived               Months                                   Sept. 2,
from information provided in the financial statements.                  Ended                                   1994++ to
                                                                      Feb. 28,     Forthe Year Ended Aug. 31,    Aug. 31,
Increase (Decrease) in Net Asset Value:                                 1999++++    1998++++  1997++++  1996       1995
Per Share           Net asset value, beginning of period               $  9.57    $ 12.28   $ 10.13   $  9.90    $ 10.00
Operating                                                              -------    -------   -------   -------    -------
Performance:        Investment income (loss)--net                         (.09)       .03       .01       .12        .16
                    Realized and unrealized gain (loss) on
                    investments and foreign currency trans-
                    actions--net                                          1.06       (.87)     2.30       .34       (.22)
                                                                       -------    -------   -------   -------    -------
                    Total from investment operations                       .97       (.84)     2.31       .46       (.06)
                                                                       -------    -------   -------   -------    -------
                    Less dividends and distributions:
                      Investment income--net                                --       (.32)     (.01)     (.16)      (.04)
                      In excess of investment income--net                   --       (.03)     (.15)     (.07)        --
                      Realized gain on investments--net                   (.07)     (1.52)       --        --         --
                                                                       -------    -------   -------   -------    -------
                    Total dividends and distributions                     (.07)     (1.87)     (.16)     (.23)      (.04)
                                                                       -------    -------   -------   -------    -------
                    Net asset value, end of period                     $ 10.47    $  9.57   $ 12.28   $ 10.13    $  9.90
                                                                       =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share                  10.13%+++  (7.49%)   23.06%     4.71%      (.59%)+++
Return:**                                                              =======    =======   =======   =======    =======

Ratios to           Expenses, net of reimbursement                       3.92%*     2.82%     2.79%     2.47%      2.47%*
Average Net                                                            =======    =======   =======   =======    =======
Assets:             Expenses                                             4.67%*     3.57%     3.61%     3.75%      3.31%*
                                                                       =======    =======   =======   =======    =======
                    Investment income (loss)--net                       (1.87%)*     .31%      .13%     1.16%      1.46%*
                                                                       =======    =======   =======   =======    =======

Supplemental        Net assets, end of period (in thousands)           $   588    $ 2,053   $ 1,803   $ 1,352    $ 1,677
Data:                                                                  =======    =======   =======   =======    =======
                    Portfolio turnover                                  79.57%    104.48%   128.28%   120.43%     42.50%
                                                                       =======    =======   =======   =======    =======

                                                                                           Class B
                                                                       For the                                   For the
                                                                         Six                                      Period
The following per share data and ratios have been derived               Months                                   Sept. 2,
from information provided in the financial statements.                  Ended                                   1994++ to
                                                                      Feb. 28,    Forthe Year Ended Aug. 31,     Aug. 31,
Increase (Decrease) in Net Asset Value:                                1999++++   1998++++   1997++++   1996       1995
Per Share           Net asset value, beginning of period               $  9.51    $ 12.20   $ 10.09   $  9.83    $ 10.00
Operating                                                              -------    -------   -------   -------    -------
Performance:        Investment income (loss)--net                         (.16)      (.08)     (.11)      .01        .05
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                     1.08       (.86)     2.30       .35       (.21)
                                                                       -------    -------   -------   -------    -------
                    Total from investment operations                       .92       (.94)     2.19       .36       (.16)
                                                                       -------    -------   -------   -------    -------
                    Less dividends and distributions:
                      Investment income--net                                --       (.21)       --+++++ (.07)      (.01)
                      In excess of investment income--net                   --       (.02)     (.08)     (.03)        --
                      Realized gain on investments--net                   (.05)     (1.52)       --        --         --
                                                                       -------    -------   -------   -------    -------
                    Total dividends and distributions                     (.05)     (1.75)     (.08)     (.10)      (.01)
                                                                       -------    -------   -------   -------    -------
                    Net asset value, end of period                     $ 10.38    $  9.51   $ 12.20   $ 10.09    $  9.83
                                                                       =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share                   9.64%+++  (8.45%)   21.81%     3.65%     (1.60%)+++
Return:**                                                              =======    =======   =======   =======    =======

Ratios to           Expenses, net of reimbursement                       5.19%*     3.86%     3.84%     3.50%      3.50%*
Average Net                                                            =======    =======   =======   =======    =======
Assets:             Expenses                                             5.94%*     4.61%     4.67%     4.78%      4.37%*
                                                                       =======    =======   =======   =======    =======
                    Investment income (loss)--net                       (3.36%)*    (.73%)    (.94%)     .13%       .43%*
                                                                       =======    =======   =======   =======    =======

Supplemental        Net assets, end of period (in thousands)           $ 5,595    $ 5,946   $ 8,403   $ 8,141    $11,835
Data:                                                                  =======    =======   =======   =======    =======
                    Portfolio turnover                                  79.57%    104.48%   128.28%   120.43%     42.50%
                                                                       =======    =======   =======   =======    =======

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of operations.
                ++++Based on average shares outstanding.
                 +++Aggregate total investment return.
               +++++Amount is less than $.01 per share.

                    See Notes to Financial Statements.


Merrill Lynch Asset Growth Fund, Inc., February 28, 1999


FINANCIAL HIGHLIGHTS (concluded)
                                                                                           Class C
                                                                       For the                                   For the
                                                                         Six                                      Period
The following per share data and ratios have been derived               Months                                   Oct. 21,
from information provided in the financial statements.                  Ended                                   1994++ to
                                                                      Feb. 28,    For the Year Ended Aug. 31,    Aug. 31,
Increase (Decrease) in Net Asset Value:                                 1999++++   1998++++  1997++++   1996       1995
Per Share           Net asset value, beginning of period               $  9.45    $ 12.13   $ 10.05   $  9.82    $  9.85
Operating                                                              -------    -------   -------   -------    -------
Performance:        Investment income (loss)--net                         (.17)      (.08)     (.11)     (.04)       .04
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                     1.09       (.86)     2.28       .39       (.05)
                                                                       -------    -------   -------   -------    -------
                    Total from investment operations                       .92       (.94)     2.17       .35       (.01)
                                                                       -------    -------   -------   -------    -------
                    Less dividends and distributions:
                      Investment income--net                                --       (.20)       --+++++ (.08)      (.02)
                      In excess of investment income--net                   --       (.02)     (.09)     (.04)        --
                      Realized gain on investments--net                   (.05)     (1.52)       --        --         --
                                                                       -------    -------   -------   -------    -------
                    Total dividends and distributions                     (.05)     (1.74)     (.09)     (.12)      (.02)
                                                                       -------    -------   -------   -------    -------
                    Net asset value, end of period                     $ 10.32    $  9.45   $ 12.13   $ 10.05    $  9.82
                                                                       =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share                   9.70%+++  (8.47%)   21.71%     3.61%      (.05%)+++
Return:**                                                              =======    =======   =======   =======    =======

Ratios to           Expenses, net of reimbursement                       5.23%*     3.88%     3.86%     3.52%      3.51%*
Average Net                                                            =======    =======   =======   =======    =======
Assets:             Expenses                                             5.97%*     4.63%     4.68%     4.81%      4.58%*
                                                                       =======    =======   =======   =======    =======
                    Investment income (loss)--net                       (3.38%)*    (.73%)    (.94%)     .09%       .51%*
                                                                       =======    =======   =======   =======    =======

Supplemental        Net assets, end of period (in thousands)           $   465    $   459   $   572   $   438    $   735
Data:                                                                  =======    =======   =======   =======    =======
                    Portfolio turnover                                  79.57%    104.48%   128.28%   120.43%     42.50%
                                                                       =======    =======   =======   =======    =======

                                                                                          Class D
                                                                       For the                                   For the
                                                                         Six                                      Period
The following per share data and ratios have been derived               Months                                   Oct. 21,
from information provided in the financial statements.                  Ended                                   1994++ to
                                                                       Feb. 28,    Forthe Year Ended Aug. 31,    Aug. 31,
Increase (Decrease) in Net Asset Value:                                1999++++   1998++++  1997++++    1996       1995
Per Share           Net asset value, beginning of period               $  9.61    $ 12.28   $ 10.11   $  9.88    $  9.86
Operating                                                              -------    -------   -------   -------    -------
Performance:        Investment income (loss)--net                         (.12)        --+++++ (.02)      .08        .10
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                     1.08       (.86)     2.30       .36       (.04)
                                                                       -------    -------   -------   -------    -------
                    Total from investment operations                       .96       (.86)     2.28       .44        .06
                                                                       -------    -------   -------   -------    -------
                    Less dividends and distributions:
                      Investment income--net                                --       (.27)     (.01)     (.15)      (.04)
                      In excess of investment income--net                   --       (.02)     (.10)     (.06)        --
                      Realized gain (loss) on investments--net            (.05)     (1.52)       --        --         --
                                                                       -------    -------   -------   -------    -------
                    Total dividends and distributions                     (.05)     (1.81)     (.11)     (.21)      (.04)
                                                                       -------    -------   -------   -------    -------
                    Net asset value, end of period                     $ 10.52    $  9.61   $ 12.28   $ 10.11    $  9.88
                                                                       =======    =======   =======   =======    =======

Total Investment    Based on net asset value per share                   9.97%+++  (7.66%)   22.66%     4.51%       .59%+++
Return:**                                                              =======    =======   =======   =======    =======

Ratios to           Expenses, net of reimbursement                       4.41%*     3.07%     3.05%     2.72%      2.75%*
Average Net                                                            =======    =======   =======   =======    =======
Assets:             Expenses                                             5.16%*     3.82%     3.92%     4.00%      4.32%*
                                                                       =======    =======   =======   =======    =======
                    Investment income (loss)--net                       (2.55%)*     .02%     (.21%)     .93%      1.43%*
                                                                       =======    =======   =======   =======    =======

Supplemental        Net assets, end of period (in thousands)           $   253    $   309   $   564   $ 1,313    $ 1,697
Data:                                                                  =======    =======   =======   =======    =======
                    Portfolio turnover                                  79.57%    104.48%   128.28%   120.43%     42.50%
                                                                       =======    =======   =======   =======    =======

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads. ++Commencement of operations.
                ++++Based on average shares outstanding.
                 +++Aggregate total investment return.
               +++++Amount is less than $.01 per share.

                    See Notes to Financial Statements.



Merrill Lynch Asset Growth Fund, Inc., February 28, 1999



NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Asset Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature.
The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account main-tenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors, including valuations furnished by a pricing service retained by the Fund, which may utilize a matrix system for valuations.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt, and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Options--The Fund is authorized to write covered call and put options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses and prepaid registration fees-- Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years. Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Dividends in excess of net investment income are due primarily to differing tax treatments for foreign currency transactions.

2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of 0.75%, on an annual basis, of the average daily value of the Fund's net assets. For the six months ended February 28, 1999, MLAM earned fees of $30,290, all of which was voluntarily waived.


Merrill Lynch Asset Growth Fund, Inc., February 28, 1999


NOTES TO FINANCIAL STATEMENTS (concluded)

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                    Account        Distribution
                                Maintenance Fee        Fee

Class B                               0.25%          0.75%
Class C                               0.25           0.75
Class D                               0.25            --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended February 28, 1999, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:


                                       MLFD     MLPF&S

Class A                                 --      $    9
Class D                                $63      $3,422


For the six months ended February 28, 1999, MLPF&S received contingent deferred sales charges of $1,372 and $82 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $1,044 in commissions on the execution of portfolio security transactions for the Fund for the six months ended February 28, 1999.

During the six months ended February 28, 1999, the Fund paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $69 for security price quotations to compute the net asset value of the Fund.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, FDS, PFD, PSI, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 1999 were $6,202,013 and $9,043,360, respectively.

Net realized gains (losses) for the six months ended February 28, 1999 and net unrealized gains (losses) as of February 28, 1999 were as follows:


                                          Realized        Unrealized
                                       Gains (Losses)   Gains (Losses)

Long-term investments                     $  356,480     $  654,015
Forward foreign exchange contracts          (183,030)        34,756
Foreign currency transactions                 24,452           (359)
                                          ----------     ----------
Total                                     $  197,902     $  688,412
                                          ==========     ==========


As of February 28, 1999, net unrealized depreciation for Federal income tax purposes aggregated $654,015, of which $915,475 related to appreciated securities and $261,460 related to depreciated securities. At February 28, 1999, the aggregate cost of investments for Federal income tax purposes was $6,111,992.

4. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions were $2,700,781 and $160,026 for the six months ended February 28, 1999 and for the year ended August 31, 1998, respectively.


Class A Shares for the Six Months                             Dollar
Ended February 28, 1999                        Shares         Amount

Shares sold                                     12,166     $   121,610
Shares issued to shareholders in reinvest-
ment of distributions                            1,310          13,408
                                           -----------     -----------
Total issued                                    13,476         135,018
Shares redeemed                               (171,845)     (1,863,010)
                                           -----------     -----------
Net decrease                                  (158,369)    $(1,727,992)
                                           ===========     ===========



Class A Shares for the Year                                   Dollar
Ended August 31, 1998                          Shares         Amount

Shares sold                                     96,527     $ 1,058,818
Shares issued to shareholders reinvest-
ment of dividends & distributions               26,551         265,240
                                           -----------     -----------
Total issued                                   123,078       1,324,058
Shares redeemed                                (55,450)       (616,366)
                                           -----------     -----------
Net increase                                    67,628     $   707,692
                                           ===========     ===========



Class B Shares for the Six Months                             Dollar
Ended February 28, 1999                        Shares         Amount

Shares sold                                     74,893     $   759,871
Shares issued to shareholders in reinvest-
ment of distributions                            2,189          22,260
                                           -----------     -----------
Total issued                                    77,082         782,131
Automatic conversion of shares                    (947)        (10,219)
Shares redeemed                               (162,261)     (1,632,422)
                                           -----------     -----------
Net decrease                                   (86,126)    $  (860,510)
                                           ===========     ===========



Class B Shares for the Year                                   Dollar
Ended August 31, 1998                          Shares         Amount

Shares sold                                    168,419     $ 1,860,233
Shares issued to shareholders in reinvest-
ment of dividends & distributions               94,499         944,985
                                           -----------     -----------
Total issued                                   262,918       2,805,218
Automatic conversion of shares                  (4,460)        (47,580)
Shares redeemed                               (322,171)     (3,447,929)
                                           -----------     -----------
Net decrease                                   (63,713)    $  (690,291)
                                           ===========     ===========



Class C Shares for the Six Months                             Dollar
Ended February 28, 1999                        Shares         Amount

Shares sold                                      5,998      $   61,742
Shares issued to shareholders in reinvest-
ment of distributions                              169           1,713
                                           -----------     -----------
Total issued                                     6,167          63,455
Shares redeemed                                 (9,688)        (98,244)
                                           -----------     -----------
Net decrease                                    (3,521)    $   (34,789)
                                           ===========     ===========



Class C Shares for the Year                                   Dollar
Ended August 31, 1998                          Shares         Amount

Shares sold                                     19,142     $   201,591
Shares issued to shareholders in reinvest-
ment of dividends & distributions                7,429          73,920
                                           -----------     -----------
Total issued                                    26,571         275,511
Shares redeemed                                (25,164)       (271,224)
                                           -----------     -----------
Net increase                                     1,407     $     4,287
                                           ===========     ===========



Class D Shares for the Six Months                              Dollar
Ended February 28, 1999                        Shares          Amount

Shares sold                                     11,602     $   113,893
Automatic conversion of shares                     935          10,219
Shares issued to shareholders in reinvest-
ment of distributions                               91             936
                                           -----------     -----------
Total issued                                    12,628         125,048
Shares redeemed                                (20,747)       (202,538)
                                           -----------     -----------
Net decrease                                    (8,119)    $   (77,490)
                                           ===========     ===========



Class D Shares for the Year                                    Dollar
Ended August 31, 1998                          Shares          Amount

Shares sold                                     12,729     $   141,881
Automatic conversion of shares                   4,424          47,580
Shares issued to shareholders in reinvest-
ment of dividends & distributions                3,808          38,267
                                           -----------     -----------
Total issued                                    20,961         227,728
Shares redeemed                                (34,696)       (409,442)
                                           -----------     -----------
Net decrease                                   (13,735)    $  (181,714)
                                           ===========     ===========



5. Commitments:
At February 28, 1999, the Fund had foreign exchange contracts, in addition to the contracts listed in the Schedule of Investments, under which it had agreed to sell various foreign currencies with approximate values of $29,000.



Merrill Lynch Asset Growth Fund, Inc., February 28, 1999


EQUITY PORTFOLIO CHANGES


For the Quarter Ended February 28, 1999

Additions

ASM Lithography Holding NV
ATI Technologies Inc.
America Online, Inc.
American Home Products Corporation
American Tower Corporation (Class A)
The Bank of Tokyo-Mitsubishi, Ltd.
British Telecommunications PLC
Cable & Wireless PLC
Cap Gemini SA
Cardinal Health, Inc.
Centocor, Inc.
Delphi Automotive Systems
  Corporation
Eaton Corporation
Energis PLC
Fuji Photo Film (ADR)
Honda Motor Co., Ltd. (ADR)
Household International, Inc.
Ito-Yokado Co., Ltd. (ADR)
Keane, Inc.
Lucent Technologies Inc.
Mattel, Inc.
Morgan Stanley Dean Witter & Co.
NEC Corporation
Oracle Corporation
Pfizer Inc.
Philip Morris Companies Inc.
Samsung Electronics
The Sanwa Bank, Ltd.
The Sumitomo Bank, Ltd.
Sundstrand Corporation
Tandy Corporation
TeleWest Communications PLC
Toshiba Corporation
Toyota Motor Corporation (ADR)
Vodafone Group PLC
Volvo AB 'B'


Deletions

3Com Corporation
Allmerica Financial Corporation
Banca di Roma SpA
The Bank of New York Company, Inc.
British Aerospace PLC
ConAgra, Inc.
First Union Corporation
Fox Entertainment Group, Inc.
  (Class A)
GenCorp, Inc.
Kimberly-Clark Corporation
Magna International, Inc. (Class A)
Morton International, Inc.
Nestle SA (Registered Shares)
Owens-Illinois, Inc.
Spectra-Physics AB 'A'
Texas Utilities Company
Thomson Travel Group PLC
US Airways Group, Inc.
Valora Holding AG
Warner-Lambert Company




OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Arthur Zeikel, Director
Thomas R. Robinson, Senior Vice President and
    Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863



Gerald M. Richard, Treasurer and Norman R. Harvey, Senior Vice President of Merrill Lynch Asset Growth Fund, Inc. have recently retired. Their colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Directors in wishing Mr. Richard and Mr. Harvey well in their retirements.